1900 K Street, NW Washington, DC 20006-1110 PHILIP T. HINKLE philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

August 24, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC  20549

Re:          UBS Investment Trust (the “Registrant”)
                File Nos. 33-39659 and 811-6292
                Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment (‘PEA”) No. 61 to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the sole purpose of filing an interactive data file relating to the information provided in PEA No. 60 to the Registrant’s Registration Statement in response to Items 2, 3, and 4 of Form N-1A (Accession No. 0001104659-17-049633).  I hereby certify that this filing does not contain disclosures that render it ineligible to be filed under Rule 485(b).

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3460 or to Eric Sanders, Associate General Counsel, UBS Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ Philip T. Hinkle
Philip T. Hinkle